15. Stock Option Plan and Equity Compensation Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Weighted Average Exercise Price [Roll Forward]
Options outstanding (in dollars per share)	$ 14.24	$ 13.97
Granted (in dollars per share)	$ 0	$ 0
Exercised (in dollars per share)	$ 0	$ 0
Expired (in dollars per share)	$ 13.00	$ 13.00
Options outstanding and exercisable (in dollars per share)	$ 14.76	$ 14.24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding (in shares)	151,600	194,779
Granted (in shares)	0	0
Exercised (in shares)	0	0
Expired (in shares)	(44,700)	(43.179)
Options outstanding and exercisable (in shares)	106,900	151,600
Lower Range Limit (in dollars per share)	$ 13.00
Upper Range Limit (in dollars per share)	$ 15.00
Number of Outstanding (in shares)	106,900
Weighted Average Remaining Contractual Life	1 year
Weighted Average Exercise Price (in dollars per share)	$ 14.76
Stock Options [Member] | 2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized (in shares)	200,000